Condensed Consolidated Statements of Profit or (Loss) and Other Comprehensive Income or (Loss) - EUR (€) € in Thousands		3 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Profit or loss [abstract]
Revenue		€ 100,954	€ 95,894
Cost of sales		17,517	7,569
Gross profit		83,437	88,325
Research and development expenses		86,603	70,687
Selling, general and administrative expenses		101,046	66,783
Operating profit/(loss)		(104,212)	(49,145)
Share of profit/(loss) of associates		26,579	(5,796)
Finance income		28,854	3,575
Finance expenses		44,786	77,161
Profit/(loss) before tax		(93,565)	(128,527)
Income taxes (expenses)		(1,061)	(2,508)
Net profit/(loss) for the period		(94,626)	(131,035)
Attributable to owners of the Company		€ (94,626)	€ (131,035)
Basic earnings/(loss) per share		€ (1.58)	€ (2.3)
Diluted earnings/(loss) per share		€ (1.58)	€ (2.3)
Number of shares used for calculation (basic and diluted)	[1]	60,018,550	56,883,257
Statement of comprehensive income [abstract]
Net profit/(loss) for the period		€ (94,626)	€ (131,035)
Items that may be reclassified subsequently to profit or (loss):
Exchange differences on translating foreign operations		(75)	63
Other comprehensive income/(loss) for the period, net of tax		(75)	63
Total comprehensive income/(loss)		(94,701)	(130,972)
Attributable to owners of the Company		€ (94,701)	€ (130,972)

[1]	As of March 31, 2025 and March 31, 2024, a total of 6,017,157 and 6,031,498 warrants outstanding, respectively, each carrying the right to subscribe for one ordinary share, and 575,000 convertible senior notes which can potentially be converted into 3,456,785 ordinary shares, can potentially dilute earnings per share in the future but have not been included in the calculation of diluted earnings per share because they are antidilutive for the periods presented.